Supplemental Cash Flow Disclosure (Tables)	12 Months Ended
Mar. 31, 2021
Supplemental Disclosure Respect To Cash Flows [Abstract]
Schedule of cash flow statement
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Interest paid	$744,422	$965,548	$683,223
Interest received	$199,936	$68,375	$—
Taxes paid	$—	$—	$—

Non-cash investing and financing transactions:
Fair value assigned to warrants	$—	$—	$1,869,382
Fair value of stock options exercised	$164,869	$116,768	$92,848
Fair value of warrants exercised	$772,408	$18,209	$—
Shares issued for conversion of debentures	$3,404,693	$23,673	$67,062
Accretion income on promissory note receivable	$(26,426)	$(39,019)	$(36,009)
Accretion expense on convertible debentures	$378,687	$548,882	$863,768
Accrued interest on paycheck protection program loan	$3,378	$—	$—
Right of use asset acquired	$—	$172,404	$767,326
Assets transferred from Inventory to Property and equipment	$271,291	$212,890	$70,899

Schedule of changes in liabilities arose from financing activities
		Cash Flows		Non Cash Changes
					Accretion and accrued interest	Recognize
	31-Mar-20	Advances	Repayment	Conversion		Lease Liabilities	F/X Changes	31-Mar-21
Loans payable to related parties	$2,700,625	$137,074	$(2,803,863)	$—	$(187,610)	$—	$153,774	$—
Paycheck Protection Loan	—	361,900	—	—	3,378	—	—	365,278
Promissory note payable	404,196	—	(58,030)	—	—	—	—	346,166
Note payable	10,574	—	(10,574)	—	—	—		—
Convertible debentures	2,995,136	—	—	(3,404,693)	378,687	—	30,870	—
Lease liabilities	659,118	—	(272,467)	—	—	—	—	386,651

	$6,769,649	$498,974	$(3,144,934)	$(3,404,693)	$194,455	$—	$184,644	$1,098,095

The following changes in liabilities arose from financing activities during the year ended March 31, 2020:

		Cash Flows		Non Cash Changes
						Recognize
	31-Mar-19	Advances	Repayment	Conversion	Accretion	Lease Liabilities	F/X Changes	31-Mar-20
Loans payable to related parties	$1,498,907	$1,630,668	$(358,873)	$—	$—	$—	$(70,077)	$2,700,625
Promissory note payable	461,135	—	(56,939)	—	—	—	—	$404,196
Note payable	268,946	—	(276,258)	—	—	—	17,886	$10,574
Convertible debentures	2,737,054	—	—	(23,673)	548,882	—	(267,127)	$2,995,136
Lease liabilities	718,288	—	(231,574)	—	—	172,404	—	$659,118

	$5,684,330	$1,630,668	$(923,644)	$(23,673)	$548,882	$172,404	$(319,318)	$6,769,649

The following changes in liabilities arose from financing activities during the year ended March 31, 2019:

		Cash Flows		Non Cash Changes
						Recognize
	31-Mar-18	Advances	Repayment	Conversion	Accretion	Lease Liabilities	F/X Changes	31-Mar-19
Loans payable to related parties	$756,241	$1,000,427	$(222,334)	$—	$—	$—	$(35,427)	$1,498,907
Promissory note payable	516,909	—	(55,774)	—	—	—	—	$461,135
Note payable	—	—	(231,994)	—	—	—	—	$268,946
Convertible debentures	2,892,416	—	(27,760)	(67,062)	469,725	—	(29,325)	$2,737,054
Lease liabilities	—	—	(49,038)	—	—	767,326	—	$718,288

	$4,165,566	$1,000,427	$(586,900)	$(67,062)	$469,725	$767,326	$(64,752)	$5,684,330